Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Taxes Payable [Abstract]
Value-added tax, net	$ 873	$ 186
Other taxes	1,133	676
Total	$ 2,006	$ 862